Loans and Allowance for Loan Losses - Transactions in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses:
Beginning balance	$ 22,731	$ 22,900
Provision	1,681	379
Charge-offs	(1,222)	(960)
Recoveries	719	412
Ending balance	23,909	22,731
Ending balance individually evaluated for impairment	427	316
Ending balance collectively evaluated for impairment	23,482	22,415
Loans:
Ending balance	1,758,541	1,696,425
Ending balance individually evaluated for impairment	6,906	7,089
Ending balance collectively evaluated for impairment	1,751,635	1,689,336
Residential 1-4 Family [Member]
Allowance for loan losses:
Beginning balance	4,571	5,024
Provision	675	(400)
Charge-offs	(118)	(109)
Recoveries	28	56
Ending balance	5,156	4,571
Ending balance individually evaluated for impairment	136	196
Ending balance collectively evaluated for impairment	5,020	4,375
Loans:
Ending balance	406,667	393,268
Ending balance individually evaluated for impairment	2,678	679
Ending balance collectively evaluated for impairment	403,989	392,589
Multifamily [Member]
Allowance for loan losses:
Beginning balance	839	619
Provision	172	220
Charge-offs	0	0
Recoveries	0	0
Ending balance	1,011	839
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	1,011	839
Loans:
Ending balance	91,992	109,410
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	91,992	109,410
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	9,541	9,986
Provision	(414)	(399)
Charge-offs	0	(100)
Recoveries	140	54
Ending balance	9,267	9,541
Ending balance individually evaluated for impairment	291	120
Ending balance collectively evaluated for impairment	8,976	9,421
Loans:
Ending balance	661,223	689,695
Ending balance individually evaluated for impairment	3,046	4,689
Ending balance collectively evaluated for impairment	658,177	685,006
Construction [Member]
Allowance for loan losses:
Beginning balance	5,387	5,136
Provision	586	283
Charge-offs	0	(66)
Recoveries	121	34
Ending balance	6,094	5,387
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	6,094	5,387
Loans:
Ending balance	392,039	297,315
Ending balance individually evaluated for impairment	1,182	1,618
Ending balance collectively evaluated for impairment	390,857	295,697
Farmland [Member]
Allowance for loan losses:
Beginning balance	658	654
Provision	(168)	2
Charge-offs	(3)	0
Recoveries	0	2
Ending balance	487	658
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	487	658
Loans:
Ending balance	34,212	46,314
Ending balance individually evaluated for impairment	0	103
Ending balance collectively evaluated for impairment	34,212	46,211
Second mortgages [Member]
Allowance for loan losses:
Beginning balance	112	106
Provision	(10)	2
Charge-offs	(11)	0
Recoveries	3	4
Ending balance	94	112
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	94	112
Loans:
Ending balance	8,952	9,193
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	8,952	9,193
Equity Lines of Credit [Member]
Allowance for loan losses:
Beginning balance	675	594
Provision	45	66
Charge-offs	0	0
Recoveries	3	15
Ending balance	723	675
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	723	675
Loans:
Ending balance	60,650	56,038
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	60,650	56,038
Commercial [Member]
Allowance for loan losses:
Beginning balance	386	301
Provision	9	81
Charge-offs	0	(11)
Recoveries	6	15
Ending balance	401	386
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	401	386
Loans:
Ending balance	47,939	40,301
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	47,939	40,301
Agricultural, Installment and Other [Member]
Allowance for loan losses:
Beginning balance	562	480
Provision	786	524
Charge-offs	(1,090)	(674)
Recoveries	418	232
Ending balance	676	562
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	676	562
Loans:
Ending balance	54,867	54,891
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	$ 54,867	$ 54,891